<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 2 day of May, 2003.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 142
FORM 13F INFORMATION TABLE VALUE TOTAL: $355,462,837

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer
Item 2
Title of
Class
Item 3
Cusip
Number
Item 4
Fair Market
Value
Item 5
Shares of
Principal
Amount

(a) Sole




3M Company
Abbott Labs
Allos Therapeutics
ALR Technologies, Inc.
Altria Group, Inc.
Amdocs Ltd.
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Anadarko Pete. Corp.
AOL Time Warner
Apollo Group Inc. CL A
Applied Materials, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
BP Amoco PLC ADR
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Sys., Inc.
Citigroup, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
88579Y101
2824100
19777101
1630102
02209S103
G02602103
26874107
31162100
32165102
32511107
2364J104
37604105
38222105
53015103
53611109
60505104
54937107
84670207
84670108
5564T103
55622104
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
$7,278,949
$796,956
$60,150
$10,500
$1,343,916
$1,289,488
$2,439,566
$1,515,004
$200,848
$275,275
$2,646,126
$379,240
$648,210
$346,080
$3,653,674
$12,190,747
$3,558,033
$9,028,825
$1,339,800
$257,293
$845,816
$1,557,603
$7,013,577
$10,244,288
$1,111,320
$373,871
$2,034,000
$490,699
$549,336
$1,663,543
$7,063,559
55,979
21,190
15,000
50,000
44,857
97,100
49,334
26,325
10,103
6,050
243,658
7,600
51,527
11,240
62,275
182,387
113,205
4,225
21
26,525
21,918
116,239
233,708
179,819
44,100
5,783
60,000
13,992
16,325
128,162
205,038
55,979
21,190
15,000
50,000
44,857
97,100
49,334
26,325
10,103
6,050
243,658
7,600
51,527
11,240
62,275
182,387
113,205
4,225
21
26,525
21,918
116,239
233,708
179,819
44,100
5,783
60,000
13,992
16,325
128,162
205,038



Item 1
Name of Issuer
Item 6
(b) Shares
as defined
in Instr.
V.
Item 7
Managers
See
Instr.
V.

(a)
Sole
Item 8
(b)
Shared

(c)
None


<


3M Company
Abbott Labs
Allos Therapeutics
ALR Technologies, Inc.
Altria Group, Inc.
Amdocs Ltd.
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
Anadarko Pete. Corp.
AOL Time Warner
Apollo Group Inc. CL A
Applied Materials, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.
BP Amoco PLC ADR
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Sys., Inc.
Citigroup, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
55,979
21,190
15,000
50,000
44,857
97,100
49,334
26,325
10,103
6,050
243,658
7,600
51,527
11,240
62,275
182,387
113,205
4,225
21
26,525
21,918
116,239
233,708
179,819
44,100
5,783
60,000
13,992
16,325
128,162
205,038
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
CT Communications, Inc.
D. R. Horton Company
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
First Charter Corp.
Frisby Technologies, Inc.
Genentech, Inc. New
General Electric Company
General Motors CP CL H New
Given Imaging
Glaxo Smith Kline PLC
Golden West
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
184190106
191216100
191891100
194162103
19419B100
203372107
20343F190
208464107
126426402
23331A109
247025109
247916208
249030107
25179M103
254394109
254687106
264399106
263534109
268648102
291011104
302290101
313586109
31428X106
319439105
358743102
368710406
369604103
370442832
M52020100
37733W105
381317106
 $5,645,006
$1,999,995
$772,787
$285,810
$467,500
$220,875
$1,295,707
$350
$151,430
$1,727,347
$1,111,462
$898,890
$208,740
$775,137
$7,383,936
$1,051,223
$2,044,411
$269,455
$139,901
$203,349
$2,257,246
$533,125
$313,899
$288,967
$5,250
$1,345,084
$12,377,751
$482,608
$4,804,123
$225,955
$203,058
511,323
49,407
27,163
5,250
55,000
29,450
81,491
10,000
15,840
89,966
40,698
83,000
6,000
16,075
1,288,645
61,764
140,606
6,934
19,350
4,484
64,585
8,158
5,700
16,684
87,500
38,420
485,402
43,090
552,198
6,421
2,823
511,323
49,407
27,163
5,250
55,000
29,450
81,491
10,000
15,840
89,966
40,698
83,000
6,000
16,075
1,288,645
61,764
140,606
6,934
19,350
4,484
64,585
8,158
5,700
16,684
87,500
38,420
485,402
43,090
552,198
6,421
2,823





Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
CT Communications, Inc.
D. R. Horton Company
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
First Charter Corp.
Frisby Technologies, Inc.
Genentech, Inc. New
General Electric Company
General Motors CP CL H New
Given Imaging
Glaxo Smith Kline PLC
Golden West
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
511,323
49,407
27,163
5,250
55,000
29,450
81,491
10,000
15,840
89,966
40,698
83,000
6,000
16,075
1,288,645
61,764
140,606
6,934
19,350
4,484
64,585
8,158
5,700
16,684
87,500
38,420
485,402
43,090
552,198
6,421
2,823
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Guidant Corporation
Harley Davidson, Inc.
HCA, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp
Intel Corp
International Business Machines
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Key Energy Services, Inc.
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
McKesson Corporation
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
401698105
412822108
404119109
428236103
431284108
437076102
442120101
443510201
443683107
458140100
459200101
475070108
478160104
48666K109
492914106
718337540
50075N104
501014104
501044101
48266R108
524660107
530718105
532457108
548661107
58155Q103
585055106
589331107
591520200
594918104
46625H100
63545P104
$1,310,947
$221,383
$227,480
$1,360,298
$1,236,620
$700,959
$461,700
$417,448
$242,880
$6,224,544
$1,000,296
$1,292,043
$8,833,277
$395,415
$786,240
$197,868
$394,800
$326,749
$502,080
$455,723
$2,184,826
$5,124,927
$448,227
$13,110,078
$1,468,626
$3,745,501
$10,028,794
$145,800
$14,218,920
$260,976
$1,745,481
36,214
5,575
5,500
87,479
60,500
28,775
17,100
13,337
12,000
382,343
12,754
33,577
152,640
8,700
78,000
12,692
14,000
9,650
38,181
25,820
119,520
526,714
7,843
321,168
58,910
83,012
183,074
18,000
587,316
11,007
73,649
36,214
5,575
5,500
87,479
60,500
28,775
17,100
13,337
12,000
382,343
12,754
33,577
152,640
8,700
78,000
12,692
14,000
9,650
38,181
25,820
119,520
526,714
7,843
321,168
58,910
83,012
183,074
18,000
587,316
11,007
73,649





Guidant Corporation
Harley Davidson, Inc.
HCA, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp
Intel Corp
International Business Machines
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Key Energy Services, Inc.
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
McKesson Corporation
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
36,214
5,575
5,500
87,479
60,500
28,775
17,100
13,337
12,000
382,343
12,754
33,577
152,640
8,700
78,000
12,692
14,000
9,650
38,181
25,820
119,520
526,714
7,843
321,168
58,910
83,012
183,074
18,000
587,316
11,007
73,649
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Pilot Therapeutics Holdings
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Polaris Industries, Inc.
Procter & Gamble
Sara Lee Corporation
Schering-Plough Corp
ServiceMaster Co.
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Travelers Property Casualty CL B
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
651229106
654902204
66987 E206
67010F103
678002106
713448108
717081103
71713U102
71713J107
721650109
72200X104
72346Q104
731068102
742718109
803111103
806605101
81760N109
835495102
84129R100
842632101
842870107
844730101
848420105
855244109
858912108
871829107
87612E106
872275102
880915103
882508104
89420G406
$348,422
$4,207,413
$418,880
$229,500
$325,670
$13,013,320
$10,513,914
$443,002
$7,023,056
$29,375
$224,308
$3,590,328
$298,320
$2,888,782
$437,804
$411,427
$3,943,220
$2,773,560
$348,840
$905,471
$7,729,371
$210,367
$46,092
$417,312
$751,800
$12,537,010
$253,801
$544,064
$26,068
$268,714
$286,574
12,290
300,315
160,000
25,000
5,800
325,333
337,417
10,231
739,269
12,500
19,505
269,140
6,000
32,440
23,412
23,075
394,322
132,516
20,520
116,835
259,114
8,240
11,610
16,200
20,000
492,807
8,674
13,588
19,168
16,415
20,310
12,290
300,315
160,000
25,000
5,800
325,333
337,417
10,231
739,269
12,500
19,505
269,140
6,000
32,440
23,412
23,075
394,322
132,516
20,520
116,835
259,114
8,240
11,610
16,200
20,000
492,807
8,674
13,588
19,168
16,415
20,310






Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.
Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Pilot Therapeutics Holdings
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Polaris Industries, Inc.
Procter & Gamble
Sara Lee Corporation
Schering-Plough Corp
ServiceMaster Co.
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Travelers Property Casualty CL B
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
12,290
300,315
160,000
25,000
5,800
325,333
337,417
10,231
739,269
12,500
19,505
269,140
6,000
32,440
23,412
23,075
394,322
132,516
20,520
116,835
259,114
8,240
11,610
16,200
20,000
492,807
8,674
13,588
19,168
16,415
20,310
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
895925105
896047107
902124106
904708104
908068109
902973304
918204108
92552Q101
929903102
931422109
931142103
939322103
94106L109
94973H108
949746101
983024100
98385X106
988498101
$19,621,450
$12,645,605
$319,841
$332,268
$212,896
$946,381
$2,627,552
$3,780
$5,699,741
$6,543,528
$4,541,699
$4,567,218
$5,469,629
$1,535,000
$245,196
$1,722,474
$397,670
$1,817,548
571,055
280,951
24,871
21,506
8,098
49,862
69,826
36,000
167,295
221,965
87,290
129,493
258,245
20,000
5,450
45,544
20,930
74,704
571,055
280,951
24,871
21,506
8,098
49,862
69,826
36,000
167,295
221,965
87,290
129,493
258,245
20,000
5,450
45,544
20,930
74,704


Grand Total 03/31/03


355,462,837







Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
571,055
280,951
24,871
21,506
8,098
49,862
69,826
36,000
167,295
221,965
87,290
129,493
258,245
20,000
5,450
45,544
20,930
74,704
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









